Investments in and Advances to Unconsolidated Joint Ventures (Details 2) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended											12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2011 HCRMC Operations, LLC	Dec. 31, 2011 HCRMC Operations, LLC	Apr. 07, 2011 HCRMC Operations, LLC	Dec. 31, 2011 HCP Ventures III, LLC investment	Dec. 31, 2011 HCP Ventures IV, LLC investment	Dec. 31, 2011 HCP Life Science jointventure investment	Dec. 31, 2011 HCP Life Science Maximum	Dec. 31, 2011 HCP Life Science Minimum	Dec. 31, 2011 Torrey Pines Science Center, LP	Dec. 31, 2011 Britannia Biotech Gateway, LP	Dec. 31, 2011 LASDK, LP	Dec. 31, 2011 Horizon Bay Hyde Park, LLC investment	Dec. 31, 2011 Suburban Properties, LLC investment	Dec. 31, 2011 Advances to unconsolidated joint ventures, net	Dec. 31, 2011 Edgewood Assisted Living Center, LLC investment	Dec. 31, 2011 Seminole Shores Living Center, LLC investment	Dec. 31, 2011 HCP Ventures II	Oct. 31, 2010 HCP Ventures II	Sep. 30, 2010 HCP Ventures II
Company owned interests in entities, accounted under equity method:
Number of medical office buildings							13	54								1
Number of hospitals								4
Number of life science facilities									4
Number of senior housing facilities															1			1	1
Investments in and advances to unconsolidated joint ventures	$ 224,052,000	$ 195,847,000			$ 97,763,000		$ 8,720,000	$ 35,272,000	$ 66,522,000						$ 7,086,000	$ 7,736,000	$ 953,000
Investment reported in liabilities	(964,000)																	(356,000)	(608,000)
Investment ownership percentage						9.30%	30.00%	20.00%		63.00%	50.00%	50.00%	55.00%	63.00%	72.00%	67.00%		45.00%	50.00%		35.00%	35.00%
Ownership percentage subject to dilution				9.30%
Number of unconsolidated joint ventures									3
Payment to acquire equity method investment				95,000,000
Impairment related to goodwill					865,000,000
Impairment related to straight-line rent assets of HCP Ventures II																				54,500,000
Summarized combined financial information for unconsolidated joint ventures:
Real estate, net	3,806,187,000	1,633,209,000
Goodwill	3,243,100,000
Other assets, net	2,554,590,000	131,714,000
Total assets	9,603,877,000	1,764,923,000
Capital lease obligations and other debt	6,373,500,000
Mortgage debt	498,243,000	1,148,839,000
Accounts payable	1,083,581,000	32,120,000
Other partners' capital	1,465,536,000	415,697,000
HCP's capital	183,017,000	168,267,000
Total liabilities and partners' capital	9,603,877,000	1,764,923,000
Combined basis difference	39,000,000
Total revenues	4,388,376,000	172,972,000	184,102,000
Net (loss)	(827,306,000)	(54,237,000)	(341,000)
HCP's share in earnings	46,750,000	4,770,000	3,511,000
Impairments of investments in unconsolidated joint ventures		(71,693,000)
Fees earned by HCP	2,073,000	4,666,000	5,312,000
Distributions received by HCP	$ 5,681,000	$ 9,738,000	$ 14,142,000